Note 19 - Capital Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
19.	CAPITAL MANAGEMENT

In the management of capital, the Company includes shareholders' equity (excluding accumulated other comprehensive loss and deficit) and cash. The components of capital on
December 31, 2017
were:

Cash	$4,974,478
Shareholders' equity	$141,704,566

The Company's objective in managing capital is to ensure that financial flexibility is present to increase shareholder value through growth and responding to changes in economic and/or market conditions; to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business and to safeguard the Company’s ability to obtain financing should the need arise.

In maintaining its capital, the Company has a strict investment policy which includes investing its surplus capital only in highly liquid, highly rated financial instruments.

The Company reviews its capital management approach on an ongoing basis.